Expense Example - Virtus IG Public & Private Credit ETF [Member]	Jul. 09, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	$ 148